Description of the Plan (Details) - EBP 041		12 Months Ended
	Apr. 01, 2025 USD ($)	Dec. 31, 2025 USD ($) fund loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pretax, minimum annual compensation to total compensation, percentage		1.00%
Pretax, maximum annual compensation to total compensation, percentage		80.00%
Matching percentage		100.00%
Participant compensation matched, percentage		6.00%
Minimum annual employer contribution, percentage		3.00%
Employer contributions		$ 26,835,000	$ 25,485,000
Number of separate investment funds | fund		24
Involuntary cash-out limit		$ 7,000
Maximum borrowing, to total account, percentage		50.00%
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, term		12 months
Maximum number of participant loans outstanding | loan		2
Maximum borrowing term		60 months
Basis spread on variable rate		1.00%
CMG Hourly 401(k)
EBP, Description of Plan [Line Items]
Transfers to the plan		$ 1,226,000
Wake Stone Corporation
EBP, Description of Plan [Line Items]
Transfers to the plan	$ 32,724,000	$ 32,724,000
Weighted Average
EBP, Description of Plan [Line Items]
Participant loan interest rate		8.40%	8.00%